Commitments and Contingencies - Sales Commitments (Details) gal in Thousands, bbl in Thousands, $ in Thousands	Mar. 31, 2019 USD ($) bbl gal	Mar. 31, 2018 USD ($)
Sales commitments for crude oil and natural gas
Net commodity asset (liability)	$ 12,559	$ (6,433)
Crude oil
Sales commitments for crude oil and natural gas
Fixed-price sale commitments, due in next twelve months	$ 63,759
Fixed-price sales commitments (in barrels/gallons), due in next twelve months | bbl	1,090
Total fixed-price sale commitments	$ 63,759
Total fixed-price sale commitments (in barrels/gallons) | bbl	1,090
Index-price sale commitments, due in next twelve months	$ 1,240,074
Index-price sale commitments (in barrels/gallons), due in next twelve months | bbl	20,500
Total index-price sale commitments	$ 1,240,074
Total index-price sale commitments (in barrels/gallons) | bbl	20,500
Natural gas liquids
Sales commitments for crude oil and natural gas
Fixed-price sale commitments, due in next twelve months	$ 45,626
Fixed-price sales commitments (in barrels/gallons), due in next twelve months | gal	52,766
Fixed-price sale commitments, due in second year	$ 1,395
Fixed-price sale commitments (in gallons), due in second year | gal	1,580
Fixed-price sale commitments, due in third year	$ 86
Fixed-price sale commitments (in gallons), due in third year | gal	100
Total fixed-price sale commitments	$ 47,107
Total fixed-price sale commitments (in barrels/gallons) | gal	54,446
Index-price sale commitments, due in next twelve months	$ 594,877
Index-price sale commitments (in barrels/gallons), due in next twelve months | gal	778,454
Index-price sale commitments, due in second year	$ 1,634
Index-price commitments (in gallons), due in second year | gal	2,183
Total index-price sale commitments	$ 596,511
Total index-price sale commitments (in barrels/gallons) | gal	780,637
Prepaid expenses and other current assets
Sales commitments for crude oil and natural gas
Net commodity asset (liability)	$ 77,600
Accrued expenses and other payables
Sales commitments for crude oil and natural gas
Net commodity asset (liability)	$ 88,900